Business combinations, acquisitions, sale and non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Summary of Selected Financial Data From Consolidated Statements of Financial Position
Selected financial data from the consolidated statements of financial position

	December 31,
	2018		2019
Assets:
Current assets	Ps.	29,854,542	Ps.	29,516,038
Non-current assets		131,407,408		137,724,390

Total assets	Ps.	161,261,950	Ps.	167,240,428

Liabilities and equity:
Current liabilities	Ps.	36,822,034	Ps.	34,608,254
Non-current liabilities		80,023,800		89,711,288

Total liabilities		116,845,834		124,319,542
Equity attributable to equity holders of the parent		22,621,625		21,864,132
Non-controlling interest		21,794,491		21,056,754

Total equity	Ps.	44,416,116	Ps.	42,920,886

Total liabilities and equity	Ps.	161,261,950	Ps.	167,240,428

Summary of Consolidated Statements of Comprehensive Income

Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2017		2018		2019
Operating revenues	Ps.	93,644,173	Ps.	100,716,444	Ps.	98,420,289
Operating costs and expenses		86,920,692		95,984,880		89,732,428

Operating income	Ps.	6,723,481	Ps.	4,731,564	Ps.	8,687,861

Net income	Ps.	5,656,132	Ps.	3,809,694	Ps.	5,051,145

Total comprehensive income	Ps.	7,737,797	Ps.	5,047,838	Ps.	1,466,783

Net income attributable to:
Equity holders of the parent	Ps.	2,884,627	Ps.	1,942,944	Ps.	2,565,733
Non-controlling interest		2,771,505		1,866,750		2,485,412

	Ps.	5,656,132	Ps.	3,809,694	Ps.	5,051,145

Comprehensive income attributable to:
Equity holders of the parent	Ps.	3,978,263	Ps.	2,574,397	Ps.	748,059
Non-controlling interest		3,759,534		2,473,441		718,724

	Ps.	7,737,797	Ps.	5,047,838	Ps.	1,466,783

ClaroTelefnica Moviles Guatemala SA [Member]
Disclosure of detailed information about business combination [line items]
Summary of Financial Statements and the Values of the Assets Acquired and Liabilities	The purchase accounting is substantially completed as of the date of the financial statements and the values of the assets acquired and liabilities assumed are as follows:

2019 Provisional amounts at the acquisition date
Current assets	Ps. 1,214,178
Other non-current assets	252,469
Intangible assets (excluding goodwill)	676,884
Property, plant and equipment	5,757,958
Rights-of-use	2,331,029

Total assets acquired	10,232,518
Accounts payable	4,579,590
Other liabilities	2,338,592

Total liabilities assumed	6,918,182

Fair value of assets acquired a nd liabilities assumed , net	3,314,336
Acquisition price	5,946,787

Provisional goodwill	Ps. 2,632,451

Nextel Telecomunicacoes Ltda [member]
Disclosure of detailed information about business combination [line items]
Summary of Financial Statements and the Values of the Assets Acquired and Liabilities
The provisional purchase accounting as of December 31, 2019, is as follows:

2019 Provisional amounts at the acquisition date
Current assets	Ps. 3,624,576
Other non-current assets	4,805,319
Intangible assets (excluding goodwill)	7,167,455
Property, plant and equipment	5,161,676
Rights-of-use	7,337,478

Total assets acquired	28,096,504
Accounts payable	14,036,438
Other liabilities	14,953,685

Total liabilities assumed	28,990,123

Fair value of assets acquired a nd liabilities assumed , net	(893,619)
Acquisition Price	7,335,045

Provisional goodwill	Ps. 8,228,664